OPERATING LEASES - Operating Lease Cost (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Leases [Abstract]
Operating lease cost	$ 5,603
Variable lease cost	2,983
Total operating lease cost	$ 8,586